Pension and Other Benefit Programs - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 576
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	410	$ 345	$ 350
Interest cost	527	592	489
Expected return on plan assets	(1,084)	(978)	(901)
Amortization of prior-year service costs	13	13	13
Recognized net actuarial loss	544	260	348
Total other costs (benefits)	0	(113)	(51)
Net periodic benefit cost	410	232	299
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	10	8	10
Interest cost	56	67	60
Expected return on plan assets	(57)	(56)	(53)
Amortization of prior-year service costs	0	0	0
Recognized net actuarial loss	14	0	14
Total other costs (benefits)	13	11	21
Net periodic benefit cost	$ 23	$ 19	$ 31